Average Annual Total Returns - Victory Integrity Small-Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(4.95%)	5.58%	7.33%	(4.97%)	4.61%	5.74%	(2.91%)	4.25%	5.26%	(1.00%)	6.09%	7.20%	0.54%	6.56%	7.71%	1.33%	7.40%		10.68%	[1]	1.21%	7.23%	8.32%	4.63%	9.65%	8.66%

[1]	Inception date of Class R6 is June 4, 2012.